Basic and diluted earnings per share	12 Months Ended
Dec. 31, 2019
Basic and diluted earnings per share
Basic and diluted loss per share

Note 11 - Basic and diluted earnings per share

Accounting policies

Basic result per share

Basic result per share is calculated as the net result for the period that is allocated to the parent company’s ordinary shares, divided by the weighted average number of ordinary shares outstanding.

Diluted result per share

Diluted result per share is calculated as the net result for the period that is allocated to the parent company’s ordinary shares, divided by the weighted average number of ordinary shares outstanding and adjusted by the dilutive effect of potential ordinary shares.

The result and weighted average number of ordinary shares used in the calculation of basic and diluted result per share are as follows:

		Restated	Restated
DKK thousand	2019	2018	2017
Net result for the year	(571,541)	581,278	(274,413)
Net result used in the calculation of basic and diluted earnings/losses per share	(571,541)	581,278	(274,413)
Weighted average number of ordinary shares	33,866,709	30,754,948	27,918,271
Weighted average number of treasury shares	(64,223)	(64,223)	(64,223)
Weighted average number of ordinary shares used in the calculation of basic earnings per share	33,802,486	30,690,725	27,854,048
Weighted average number of ordinary shares used in the calculation of diluted earnings per share	33,802,486	30,696,404	27,854,048
Basic earnings/loss per share (DKK)	(16.91)	18.94	(9.85)
Diluted earnings/loss per share (DKK)	(16.91)	18.94	(9.85)

The following potential ordinary shares are anti-dilutive at December 31, 2019 (dilutive at December 31, 2018 and anti-dilutive December 31, 2017) and are therefore not included in the weighted average number of ordinary shares for the purpose of diluted earnings per share:

Potential ordinary shares are excluded at December 31, 2019 due to anti-dilutive effect (included at December 31, 2018, but excluded at December 31, 2017) related to:

DKK thousand	2019	2018	2017

Outstanding warrants under the 2010 employee incentive program	42,359	218,359	429,784
Outstanding warrants under the 2015 employee incentive program	1,647,788	1,635,000	1,424,000
Outstanding Performance Share Units (PSUs) under the LTIP 2019 program	19,765	0	0
Total outstanding warrants	1,709,912	1,853,359	1,853,784

- out of which these warrants and PSUs are dilutive	0	72,000	0
- out of which these warrants and PSUs are anti-dilutive	1,709,912	1,781,359	1,853,784